ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Liabilities:
Warrant liability	$ 2,490,000	$ 29,520,000
Level 3
Liabilities:
Warrant liability	$ 2,490,000	$ 29,520,000